Contingent Liabilities and Commitments (Details) € in Thousands	6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Contingent Liabilities and Commitments [Line Items]
Concession commission	€ 25
Royalties	€ 10
Royalty payments, percentage	10.00%
Accrual | $
Minimum [Member]
Contingent Liabilities and Commitments [Line Items]
Percentage of net sales	2.00%
Maximum [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties	€ 850
Percentage of net sales	3.00%
Phase I Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties	€ 50
Phase II Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties	100
Phase III Studies [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties	200
Regulatory Authority [Member]
Contingent Liabilities and Commitments [Line Items]
Royalties	€ 500